Securities Act of 1933 File No.: 333-56881
                               Investment Company Act of 1940 File No.: 811-8817

                            ING LARGECAP GROWTH FUND

                         SUPPLEMENT DATED MARCH 28, 2003
                          TO THE CLASS A, B, C, M AND T
                        DOMESTIC EQUITY FUNDS PROSPECTUS
                            DATED SEPTEMBER 23, 2002

PORTFOLIO MANAGEMENT CHANGE

On February 25, 2003, Board of Trustees of the ING Equity Trust on behalf of ING LargeCap Growth Fund (the "Fund") approved the appointment of Wellington Management Company, LLP ("Wellington Management") as sub-adviser to the Fund subject to approval by the Fund's shareholders. Proxy statements for the special meeting of shareholders to consider this proposal are expected to be mailed to shareholders during the second quarter 2003.

If the proposal is approved by shareholders, the new Sub-Advisory Agreement ("New Sub-Advisory Agreement") will become effective shortly thereafter.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                      Securities Act of 1933 File No.: 333-56881
                               Investment Company Act of 1940 File No.: 811-8817

                            ING LARGECAP GROWTH FUND

                         SUPPLEMENT DATED MARCH 28, 2003
                                 TO THE CLASS Q
                        DOMESTIC EQUITY FUNDS PROSPECTUS
                            DATED SEPTEMBER 23, 2002

PORTFOLIO MANAGEMENT CHANGE

On February 25, 2003, Board of Trustees of the ING Equity Trust on behalf of ING LargeCap Growth Fund (the "Fund") approved the appointment of Wellington Management Company, LLP ("Wellington Management") as sub-adviser to the Fund subject to approval by the Fund's shareholders. Proxy statements for the special meeting of shareholders to consider this proposal are expected to be mailed to shareholders during the second quarter 2003.

If the proposal is approved by shareholders, the new Sub-Advisory Agreement ("New Sub-Advisory Agreement") will become effective shortly thereafter.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                      Securities Act of 1933 File No.: 333-56881
                               Investment Company Act of 1940 File No.: 811-8817

                            ING LARGECAP GROWTH FUND

                         SUPPLEMENT DATED MARCH 28, 2003
                                 TO THE CLASS I
                                   PROSPECTUS
                               DATED MARCH 1, 2003

PORTFOLIO MANAGEMENT CHANGE

On February 25, 2003, Board of Trustees of the ING Equity Trust on behalf of ING LargeCap Growth Fund (the "Fund") approved the appointment of Wellington Management Company, LLP ("Wellington Management") as sub-adviser to the Fund subject to approval by the Fund's shareholders. Proxy statements for the special meeting of shareholders to consider this proposal are expected to be mailed to shareholders during the second quarter 2003.

If the proposal is approved by shareholders, the new Sub-Advisory Agreement ("New Sub-Advisory Agreement") will become effective shortly thereafter.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE